Taxation (Tables)	12 Months Ended
Mar. 31, 2021
Taxes Payable [Abstract]
Schedule of Composition of Income Tax Benefits
Composition of income tax benefits

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expenses	(6,051)	(2,119)	(9,825)
Deferred income tax benefits	23,268	2,709	4,644

	17,217	590	(5,181)

Schedule of Components of Loss Before Tax
The components of loss before tax are as follows:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(426,044)	(310,312)	(61,292)
Loss from overseas entities	(77,448)	(1,913,916)	(261,498)

Total loss before tax	(503,492)	(2,224,228)	(322,790)

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax benefits/(expenses)
Current income tax expenses	(6,051)	(2,119)	(9,825)
Deferred tax benefits	23,268	2,709	4,644

Total income tax benefits/(expenses)	17,217	590	(5,181)

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2019		2020		2021
PRC Statutory tax rate	25%		25%		25%
Difference in EIT rates of certain subsidiaries	(3%	)	(23%	)	(21%	)
Permanent book – tax difference	(5%	)	(1%	)	(2%	)
Additional deduction for research and development expenditures	2%		1%		3%
Changes in valuation allowance	(16%	)	(2%	)	(6%	)

Effective tax rate	3%		0%		(1%	)

Schedule of Significant Components of Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward	556,851	351,618
- Carryforwards of un-deducted advertising expenses	182,318	175,148
- Accruals and other liabilities	6,821	5,167
- Provision for doubtful accounts	5,792	7,407
- Impairment of available-for-sale investments	1,125	1,633
Less: valuation allowance	(752,907)	(540,973)

Net deferred tax assets	—	—

Deferred tax liabilities:
- Recognition of intangible assets arisen from business combination and unrealized holding gain	2,571	3,212
- Recognition of acquired broadcasting license	18,958	14,314

Net deferred tax liabilities	21,529	17,526

Schedule of Operating Loss Carry Forward
As of March 31, 2021, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2021	300,138
2022	147,361
2023	57,955
2024	244,563
2025	536,987
Thereafter	682,339

1,969,343

Schedule of Movement of Valuation Allowance
Movement of valuation allowance

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the period	780,179	860,698	752,907
Addition	83,516	21,180	16,934
Written off for expiration of net operating losses	—	(125,803)	(225,742)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(2,997)	(3,168)	(3,126)

Balance at end of the period	860,698	752,907	540,973